Quarterly Holdings Report
for
Fidelity Freedom® Blend 2055 Fund
December 31, 2021
FBF-Y55-NPRT3-0322
1.9892480.103
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,889,528	63,982,743
Fidelity Series Commodity Strategy Fund (a)	2,907,267	11,890,720
Fidelity Series Large Cap Growth Index Fund (a)	2,095,653	40,550,886
Fidelity Series Large Cap Stock Fund (a)	2,374,121	45,084,559
Fidelity Series Large Cap Value Index Fund (a)	5,545,435	86,286,965
Fidelity Series Small Cap Opportunities Fund (a)	1,447,475	21,596,328
Fidelity Series Value Discovery Fund (a)	1,926,433	31,920,987
TOTAL DOMESTIC EQUITY FUNDS (Cost $257,769,969)		301,313,188

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,193,560	17,342,430
Fidelity Series Emerging Markets Fund (a)	809,326	8,506,012
Fidelity Series Emerging Markets Opportunities Fund (a)	3,639,972	76,512,220
Fidelity Series International Growth Fund (a)	2,044,853	39,097,597
Fidelity Series International Index Fund (a)	1,340,119	16,416,460
Fidelity Series International Small Cap Fund (a)	625,159	13,372,160
Fidelity Series International Value Fund (a)	3,502,155	39,119,072
Fidelity Series Overseas Fund (a)	2,714,689	39,091,517
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $226,871,960)		249,457,468

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	117,994	1,185,840
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	469,285	4,753,855
Fidelity Series Corporate Bond Fund (a)	25,051	275,811
Fidelity Series Emerging Markets Debt Fund (a)	342,628	3,107,635
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	109,866	1,037,131
Fidelity Series Floating Rate High Income Fund (a)	63,424	587,302
Fidelity Series Government Bond Index Fund (a)	34,718	367,311
Fidelity Series High Income Fund (a)	378,899	3,614,692
Fidelity Series Investment Grade Bond Fund (a)	33,718	391,798
Fidelity Series Investment Grade Securitized Fund (a)	26,372	271,367
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,787,339	23,748,130
Fidelity Series Real Estate Income Fund (a)	191,240	2,243,250
TOTAL BOND FUNDS (Cost $41,715,696)		41,584,122

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $526,357,625)	592,354,778
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,537)
NET ASSETS - 100.0%	592,348,241

Legend

(a)	Affiliated Fund

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	100,214	100,214	-	-	-	-	0.0%
Total	-	100,214	100,214	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,524,680	1,329,726	9,209	(8,005)	(1,109)	1,185,840
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	5,034,901	303,771	25,748	(117)	22,842	4,753,855
Fidelity Series Blue Chip Growth Fund	43,079,529	34,767,565	10,552,676	12,225,416	(210,675)	(3,101,000)	63,982,743
Fidelity Series Canada Fund	9,474,093	7,008,334	654,219	365,028	(13,156)	1,527,378	17,342,430
Fidelity Series Commodity Strategy Fund	10,869,923	9,293,610	5,947,944	4,505,219	(777,214)	(1,547,655)	11,890,720
Fidelity Series Corporate Bond Fund	42,911	302,511	69,103	2,256	(550)	42	275,811
Fidelity Series Emerging Markets Debt Fund	2,142,296	1,198,263	207,836	93,500	(8,921)	(16,167)	3,107,635
Fidelity Series Emerging Markets Debt Local Currency Fund	716,032	420,911	32,200	39,030	(2,161)	(65,451)	1,037,131
Fidelity Series Emerging Markets Fund	6,229,493	3,830,162	706,716	271,678	(20,364)	(826,563)	8,506,012
Fidelity Series Emerging Markets Opportunities Fund	56,003,704	41,465,644	6,602,813	8,544,180	(179,640)	(14,174,675)	76,512,220
Fidelity Series Floating Rate High Income Fund	431,579	243,360	91,115	18,232	(212)	3,690	587,302
Fidelity Series Government Bond Index Fund	52,700	500,415	183,440	912	(2,343)	(21)	367,311
Fidelity Series Government Money Market Fund 0.08%	1,014,869	209,930	1,224,799	212	-	-	-
Fidelity Series High Income Fund	2,485,978	1,367,604	282,054	134,424	(2,869)	46,033	3,614,692
Fidelity Series Inflation-Protected Bond Index Fund	7,824,193	3,397,868	11,554,864	116,497	637,603	(304,800)	-
Fidelity Series International Growth Fund	23,342,808	16,496,076	1,922,460	2,957,448	38,853	1,142,320	39,097,597
Fidelity Series International Index Fund	9,727,759	6,510,841	251,824	392,663	4,325	425,359	16,416,460
Fidelity Series International Small Cap Fund	8,345,784	5,316,605	378,155	1,533,681	(7,962)	95,888	13,372,160
Fidelity Series International Value Fund	23,289,627	16,990,251	1,703,799	1,856,950	(35,514)	578,507	39,119,072
Fidelity Series Investment Grade Bond Fund	58,973	559,029	223,976	2,700	(1,674)	(554)	391,798
Fidelity Series Investment Grade Securitized Fund	41,147	291,263	60,701	634	(710)	368	271,367
Fidelity Series Large Cap Growth Index Fund	27,195,548	12,986,116	6,514,331	1,171,545	182,066	6,701,487	40,550,886
Fidelity Series Large Cap Stock Fund	29,707,678	18,311,126	3,629,637	3,655,100	(58,718)	754,110	45,084,559
Fidelity Series Large Cap Value Index Fund	56,748,156	31,546,176	5,496,841	4,987,122	(104,015)	3,593,489	86,286,965
Fidelity Series Long-Term Treasury Bond Index Fund	10,717,545	14,067,090	2,035,826	307,006	(213,957)	1,213,278	23,748,130
Fidelity Series Overseas Fund	23,338,543	14,440,549	2,380,040	1,094,088	11,194	3,681,271	39,091,517
Fidelity Series Real Estate Income Fund	1,489,282	762,084	108,258	73,801	77	100,065	2,243,250
Fidelity Series Short-Term Credit Fund	500,716	145,446	645,949	2,690	4,426	(4,639)	-
Fidelity Series Small Cap Opportunities Fund	14,347,497	11,878,551	1,819,397	4,935,126	(112,904)	(2,697,419)	21,596,328
Fidelity Series Treasury Bill Index Fund	1,612,557	487,562	2,100,119	334	(117)	117	-
Fidelity Series Value Discovery Fund	20,968,043	13,110,889	2,898,854	2,527,942	(57,082)	797,991	31,920,987
	391,798,963	275,465,412	71,913,443	51,850,371	(940,336)	(2,055,818)	592,354,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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